PHILIP K. HOLL

SECRETARY AND

ASSOCIATE GENERAL COUNSEL

October 21, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	TCW FUNDS, INC., FILE NOS. 033-52272, 811-07170

Dear Sir or Madam:

Included herewith for filing on behalf of TCW Funds, Inc. (the “Company”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 68 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment incorporates comments by the Staff.

Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 26, 2011, which is the 75th day following the initial filing pursuant to Rule 485(a)(2) on August 12, 2011. No fees are required in connection with this filing. Please contact the undersigned at (213) 244-0290 with any comments or questions concerning this Amendment.

Very truly yours,

/s/ Philip K. Holl
Philip K. Holl
Secretary